Stockholders' Deficit	9 Months Ended
Sep. 30, 2018
Stockholders' Deficit [Abstract]
Stockholders' deficit

Note 10 — Stockholders’ deficit

Authorized capital

 The Company is authorized to issue 500,000,000 shares of common stock, $0.00001 par value, and 10,000,000 shares of preferred stock, $0.00001 par value. The holders of the Company’s common stock are entitled to one vote per share. As of September 30, 2018, no preferred stock has been designated or issued.

Equity incentive plan

On July 30, 2018, the board of directors of the Company and its sole director approved the Company’s 2018 Equity Incentive Plan (the “2018 Plan”), which enables the Company to grant stock options, share appreciation rights, restricted stock, restricted stock units, share awards, performance unit awards, and cash awards to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2018 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986. Each option, or portion thereof, that is not an incentive stock option, shall be considered a non-qualified option. The option price must be at least 100% of the fair market value on the date of grant and if an Incentive Stock Option is issued to a 10% or greater shareholder the grant must be 110% of the fair market value on the date of the grant. The 2018 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. The aggregate maximum number of shares of common stock for which stock options or awards may be granted pursuant to the 2018 Plan is 8,000,000, which number will be automatically increased on the first day of each quarter, beginning on January 1, 2019 and for each quarter thereafter, by a number of shares of common stock equal to the least of (i) 1,000,000 shares,(ii) 10% of the shares of common stock issued and outstanding on that date, or (iii) a lesser number of shares that may be determined by the board. No awards may be issued after July 30, 2028. As of September 30, 2018 and December 31, 2017, there were no awards outstanding under the plan. As of September 30, 2018, there were 8,000,000 securities available for future issuance under the 2018 Plan.

Common stock

On August 31, 2018, as part of the spinoff from Inpixon, the Company entered into a Trademark License Agreement with Sysorex Consulting, Inc. for use of the mark “Sysorex”. As consideration for the license, the Company issued 1,000,000 shares of its common stock with a fair value of $40,000 to Sysorex Consulting, Inc. and has agreed to issue to Sysorex Consulting, Inc. 250,000 shares of its common stock on each anniversary of the spinoff date until the License Agreement is terminated. The Company has expensed the licensing fee in the quarter ended September 30, 2018.

Stock options

On August 31, 2018, as part of the spinoff from Inpixon, the Company had issued stock options to employees of Sysorex to purchase an aggregate of 1,945 shares of common stock with exercise prices ranging from$ 22.76 to $224.12 and expiration dates ranging from March 2023 to February 2027. The options vest as follows: (i.) every month after the grant date up to 4 years or (ii.) 25% upon the issuance and every year thereafter after on the grant date.

Treasury stock

As part of the Spin-off from Inpixon, and in connection with the initial Distribution of its common stock, the Company has 11,791,690 shares of common stock reserved for issuance in treasury to the holders of certain Inpixon warrants holders who will be entitled to receive shares of the Company’s common stock if the warrants are exercised, reserved for issuance to certain holders of Inpixon securities from treasury that are currently subject to beneficial ownership limitations in connection with the distribution and for future issuances.